 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	27.2	12.6	9.7
8 - 30	2.8	17.2	22.4
31 - 60	3.3	17.3	22.0
61 - 90	38.6	25.7	15.3
91 - 180	28.1	27.2	30.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Fidelity Treasury Only Money Market Fund	54 Days	54 Days	58 Days
Treasury Retail Money Market Funds Average(a)	48 Days	55 Days	53 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Fidelity Treasury Only Money Market Fund	88 Days	95 Days	93 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015
Treasury Debt	89.5%
Net Other Assets (Liabilities)	10.5%

As of April 30, 2015
Treasury Debt	99.7%
Net Other Assets (Liabilities)	0.3%

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Fidelity® Treasury Only Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.32%.

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 89.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 89.5%
U.S. Treasury Bills
11/2/15 to 3/10/16	0.00 to 0.28%	$2,107,729	$2,107,320
U.S. Treasury Notes
11/15/15 to 7/31/17	0.02 to 0.27 (b)	2,032,250	2,036,517
TOTAL TREASURY DEBT
(Cost $4,143,837)			4,143,837
TOTAL INVESTMENT PORTFOLIO - 89.5%
(Cost $4,143,837)			4,143,837
NET OTHER ASSETS (LIABILITIES) - 10.5%			485,095
NET ASSETS - 100%			$4,628,932

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,143,837)		$4,143,837
Receivable for investments sold		583,356
Receivable for fund shares sold		5,457
Interest receivable		5,762
Total assets		4,738,412
Liabilities
Payable for investments purchased	$103,000
Payable for fund shares redeemed	6,183
Distributions payable	3
Accrued management fee	293
Other affiliated payables	1
Total liabilities		109,480
Net Assets		$4,628,932
Net Assets consist of:
Paid in capital		$4,628,821
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		113
Net Assets, for 4,628,107 shares outstanding		$4,628,932
Net Asset Value, offering price and redemption price per share ($4,628,932 ÷ 4,628,107 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Interest		$1,753
Expenses
Management fee	$9,689
Independent trustees' compensation	9
Total expenses before reductions	9,698
Expense reductions	(8,176)	1,522
Net investment income (loss)		231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35
Total net realized gain (loss)		35
Net increase in net assets resulting from operations		$266

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231	$487
Net realized gain (loss)	35	20
Net increase in net assets resulting from operations	266	507
Distributions to shareholders from net investment income	(233)	(488)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	749,620	1,405,172
Reinvestment of distributions	216	452
Cost of shares redeemed	(717,449)	(1,864,322)
Net increase (decrease) in net assets and shares resulting from share transactions	32,387	(458,698)
Total increase (decrease) in net assets	32,420	(458,679)
Net Assets
Beginning of period	4,596,512	5,055,191
End of period (including distributions in excess of net investment income of $2 and $0, respectively)	$4,628,932	$4,596,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.07%E	.05%	.06%	.10%	.05%	.17%
Expenses net of all reductions	.07%E	.04%	.06%	.10%	.05%	.17%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,629	$4,597	$5,055	$5,668	$6,044	$4,722

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$4,143,837

The Fund elected to defer to its next fiscal year approximately $6 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $8,175.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.07%	$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.78	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Treasury Only Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	16,379,546,143.87	93.763
Withheld	1,089,681,376.29	6.237
TOTAL	17,469,227,520.16	100.000
John Engler
Affirmative	16,266,888,141.85	93.118
Withheld	1,202,339,378.31	6.882
TOTAL	17,469,227,520.16	100.000
Albert R. Gamper, Jr.
Affirmative	16,290,097,766.92	93.251
Withheld	1,179,129,753.24	6.749
TOTAL	17,469,227,520.16	100.000
Robert F. Gartland
Affirmative	16,356,917,266.07	93.633
Withheld	1,112,310,254.09	6.367
TOTAL	17,469,227,520.16	100.000
Abigail P. Johnson
Affirmative	16,335,874,646.15	93.513
Withheld	1,133,352,874.01	6.487
TOTAL	17,469,227,520.16	100.000
Arthur E. Johnson
Affirmative	16,271,134,012.92	93.142
Withheld	1,198,093,507.24	6.858
TOTAL	17,469,227,520.16	100.000
Michael E. Kenneally
Affirmative	16,383,190,064.33	93.784
Withheld	1,086,037,455.83	6.216
TOTAL	17,469,227,520.16	100.000
James H. Keyes
Affirmative	16,262,382,009.65	93.092
Withheld	1,206,845,510.51	6.908
TOTAL	17,469,227,520.16	100.000
Marie L. Knowles
Affirmative	16,336,628,302.70	93.517
Withheld	1,132,599,217.46	6.483
TOTAL	17,469,227,520.16	100.000
Geoffrey A. von Kuhn
Affirmative	16,316,731,879.79	93.403
Withheld	1,152,495,640.37	6.597
TOTAL	17,469,227,520.16	100.000
Denotes trust wide proposal and voting results.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

TMM-SANN-1215
1.538317.118

Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Fidelity® Government Money Market Fund Premium Class Semi-Annual Report October 31, 2015

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	41.4	50.0	55.7
8 - 30	17.3	12.9	17.9
31 - 60	12.9	10.0	7.0
61 - 90	12.9	3.9	2.5
91 - 180	15.2	20.2	3.8
> 180	0.3	3.0	13.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Fidelity Government Money Market Fund	41 Days	44 Days	52 Days
Government Retail Money Market Funds Average(a)	42 Days	47 Days	51 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Fidelity Government Money Market Fund	100 Days	87 Days	103 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015
Government Agency Debt	58.4%
Repurchase Agreements	42.2%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2015
Treasury Debt	0.7%
Government Agency Debt	49.4%
Repurchase Agreements	53.3%
Net Other Assets (Liabilities)*	(3.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Capital Reserves Class	0.01%	0.01%	0.01%	N/A	N/A
Daily Money Class	0.01%	0.01%	0.01%	N/A	N/A
Fidelity® Government Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%
Premium Class	0.01%	0.01%	0.01%	N/A	N/A

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.27% for Capital Reserves Class, -0.02% for Daily Money Class, -0.24% for Fidelity Government Money Market and 0.01% for Premium Class.

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Government Agency Debt - 58.4%
	Yield(a)	Principal Amount	Value
Federal Agencies - 58.4%
Fannie Mae
2/1/16 to 4/1/16	0.23 to 0.28 (b)%	$758,128,000	$757,620,490
Federal Farm Credit Bank
1/25/16 to 2/10/17	0.14 to 0.22 (b)	460,025,000	460,133,684
Federal Home Loan Bank
11/4/15 to 2/7/17	0.10 to 0.33 (b)(c)	10,633,995,000	10,631,181,078
Freddie Mac
2/19/16 to 1/12/17	0.15 to 0.21 (b)	827,155,000	826,971,908
TOTAL GOVERNMENT AGENCY DEBT
(Cost $12,675,907,160)			12,675,907,160

Government Agency Repurchase Agreement - 36.4%
	Maturity Amount	Value
In a joint trading account at:
0.1% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #	$4,496,213,842	$4,496,176,000
0.1% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #	122,842,980	122,842,000
With:
BNP Paribas Securities Corp. at 0.11%, dated 10/6/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $420,373,231, 0.00% - 7.13%, 11/15/15 - 10/20/45)	410,077,672	410,000,000
Citibank NA at:
0.08%, dated 10/27/15 due 11/3/15 (Collateralized by U.S. Treasury Obligations valued at $103,117,368, 0.00% - 3.38%, 4/27/16 - 5/15/44)	101,001,571	101,000,000
0.09%, dated 10/27/15 due 11/3/15 (Collateralized by U.S. Treasury Obligations valued at $616,138,609, 0.00% - 4.00%, 4/27/16 - 2/15/43)	604,010,570	604,000,000
Credit Suisse Securities (U.S.A.) LLC at 0.08%, dated 10/28/15 due 11/4/15 (Collateralized by U.S. Government Obligations valued at $103,023,142, 3.00%, 10/20/42)	101,001,571	101,000,000
ING Financial Markets LLC at:
0.18%, dated 9/23/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $105,081,140, 3.00% - 4.00%, 2/01/27 - 7/01/44)	103,045,835	103,000,000
0.23%, dated:
10/16/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $123,432,262, 3.50% - 5.00%, 3/01/40 - 10/01/42)	121,069,575	121,000,000
10/19/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $35,703,224, 3.50%, 8/01/45)	35,020,572	35,000,000
10/20/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $61,208,482, 3.50%, 8/01/45)	60,035,267	60,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.14%, dated:
10/16/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $58,143,844, 4.00%, 5/20/45)	57,013,743	57,000,000
10/19/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $177,489,663, 2.25% - 2.69%, 1/01/43 - 10/01/45)	174,040,600	174,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.18%, dated:
10/8/15 due 12/8/15 (Collateralized by U.S. Government Obligations valued at $41,825,238, 0.00% - 5.75%, 5/26/16 - 6/20/45)	41,012,505	41,000,000
10/15/15 due 12/16/15 (Collateralized by U.S. Government Obligations valued at $20,401,850, 0.00% - 5.00%, 5/26/16 - 6/20/45)	20,006,200	20,000,000
10/21/15 due 12/17/15 (Collateralized by U.S. Government Obligations valued at $81,604,946, 0.00% - 5.05%, 5/26/16 - 7/01/44)	80,022,800	80,000,000
0.2%, dated:
10/6/15 due 1/4/16 (Collateralized by U.S. Government Obligations valued at $54,068,147, 0.00% - 5.75%, 5/26/16 - 6/20/45)	53,026,500	53,000,000
10/9/15 due 1/8/16 (Collateralized by U.S. Government Obligations valued at $55,087,414, 0.00% - 5.75%, 5/26/16 - 12/01/44)	54,027,300	54,000,000
0.22%, dated:
10/23/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $21,421,387, 0.00% - 4.00%, 5/26/16 - 6/20/45)	21,011,678	21,000,000
10/29/15 due 12/4/15 (Collateralized by U.S. Government Obligations valued at $9,180,240, 0.00% - 5.00%, 5/26/16 - 6/15/39)	9,002,695	9,000,000
0.28%, dated 9/16/15 due 11/16/15 (Collateralized by U.S. Government Obligations valued at $44,896,457, 0.00% - 5.75%, 5/26/16 - 6/20/45)	44,020,876	44,000,000
Mizuho Securities U.S.A., Inc. at 0.25%, dated 8/14/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $61,234,067, 2.50% - 3.25%, 10/31/16 - 5/15/24)	60,037,500	60,000,000
RBC Capital Markets Corp. at 0.35%, dated:
8/13/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $55,123,388, 0.24% - 7.00%, 2/02/18 - 10/01/45)	54,094,500	54,000,000
9/8/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $38,819,783, 1.50% - 4.00%, 9/01/28 - 9/20/63)	38,065,022	38,000,000
9/9/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $83,749,069, 0.69% - 4.27%, 4/01/27 - 9/20/63)	82,140,311	82,000,000
9/15/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $45,946,788, 0.51% - 5.00%, 8/01/25 - 9/20/63)	45,077,875	45,000,000
Wells Fargo Securities, LLC at:
0.08%, dated 10/28/15 due 11/4/15 (Collateralized by U.S. Government Obligations valued at $412,084,579, 4.00% - 7.50%, 12/15/23 - 10/15/45)	404,006,284	404,000,000
0.09%, dated 10/27/15 due 11/3/15 (Collateralized by U.S. Government Obligations valued at $206,043,681, 0.63% - 7.13%, 6/01/16 - 8/06/38)	202,003,535	202,000,000
0.11%, dated 10/30/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $105,060,964, 4.00% - 4.50%, 3/15/45 - 9/15/45)	103,002,203	103,000,000
0.17%, dated:
10/5/15 due 1/6/16 (Collateralized by U.S. Government Obligations valued at $124,456,454, 4.00% - 4.50%, 3/15/45 - 10/15/45)	122,053,578	122,000,000
10/6/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $78,554,977, 1.63% - 2.38%, 9/09/16 - 6/10/22)	77,033,816	77,000,000
10/13/15 due 1/11/16 (Collateralized by U.S. Treasury Obligations valued at $23,463,125, 0.26% - 5.75%, 1/17/17 - 7/15/36)	23,009,775	23,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $7,917,018,000)		7,917,018,000

Treasury Repurchase Agreement - 5.8%
With:
BNP Paribas Securities Corp. at:
0.11%, dated 10/20/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $118,670,970, 0.00% - 9.88%, 11/15/15 - 11/15/44)	116,021,976	116,000,000
0.14%, dated 10/20/15 due 12/21/15 (Collateralized by U.S. Treasury Obligations valued at $214,210,868, 0.00% - 9.88%, 11/15/15 - 8/15/27)	210,050,633	210,000,000
Federal Reserve Bank of New York at 0.05%, dated 10/30/15 due 11/2/15 (Collateralized by U.S. Treasury Obligations valued at $938,003,918, 2.63%, 8/15/20)	938,003,908	938,000,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $1,264,000,000)		1,264,000,000
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $21,856,925,160)		21,856,925,160
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(134,982,775)
NET ASSETS - 100%		$21,721,942,385

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,496,176,000 due 11/02/15 at 0.10%
BNP Paribas Securities Corp.	$1,297,017,908
BNY Mellon Capital Markets LLC	440,095,822
Bank of America NA	1,358,203,414
Bank of Nova Scotia	18,263,300
Credit Agricole CIB New York Branch	436,033,399
HSBC Securities (USA), Inc.	100,224,037
Mizuho Securities USA, Inc.	846,338,120
$4,496,176,000
$122,842,000 due 11/02/15 at 0.10%
Citibank NA	$20,423,733
HSBC Securities (USA), Inc.	6,045,425
Merrill Lynch, Pierce, Fenner & Smith, Inc.	17,401,075
Societe Generale	27,231,644
Wachovia Bank NA	51,740,123
$122,842,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,181,018,000) — See accompanying schedule: Unaffiliated issuers (cost $21,856,925,160)		$21,856,925,160
Cash		73,411
Receivable for investments sold		113,141,250
Receivable for fund shares sold		283,167,958
Interest receivable		2,046,715
Prepaid expenses		50,488
Total assets		22,255,404,982
Liabilities
Payable for investments purchased
Regular delivery	$154,000,000
Delayed delivery	102,000,000
Payable for fund shares redeemed	272,187,287
Distributions payable	19,734
Accrued management fee	1,066,020
Other affiliated payables	3,054,797
Other payables and accrued expenses	1,134,759
Total liabilities		533,462,597
Net Assets		$21,721,942,385
Net Assets consist of:
Paid in capital		$21,721,930,657
Undistributed net investment income		1,852
Accumulated undistributed net realized gain (loss) on investments		9,876
Net Assets		$21,721,942,385
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,238,786,901 ÷ 1,238,790,951 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($777,990,908 ÷ 777,983,635 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($19,698,881,872 ÷ 19,698,628,368 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($6,282,704 ÷ 6,282,385 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Interest		$14,877,600
Expenses
Management fee	$23,223,379
Transfer agent fees	13,483,617
Distribution and service plan fees	1,950,503
Accounting fees and expenses	585,390
Custodian fees and expenses	37,806
Independent trustees' compensation	37,266
Registration fees	1,420,654
Audit	39,462
Legal	8,408
Miscellaneous	629,611
Total expenses before reductions	41,416,096
Expense reductions	(27,475,944)	13,940,152
Net investment income (loss)		937,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(76)
Total net realized gain (loss)		(76)
Net increase in net assets resulting from operations		$937,372

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$937,448	$1,563,170
Net realized gain (loss)	(76)	24,875
Net increase in net assets resulting from operations	937,372	1,588,045
Distributions to shareholders from net investment income	(935,594)	(1,563,142)
Share transactions - net increase (decrease)	5,235,759,769	1,199,783,646
Total increase (decrease) in net assets	5,235,761,547	1,199,808,549
Net Assets
Beginning of period	16,486,180,838	15,286,372,289
End of period (including undistributed net investment income of $1,852 and distributions in excess of net investment income of $2, respectively)	$21,721,942,385	$16,486,180,838

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Distributions from net realized gain	–	–
Total distributionsB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.98%F	.99%F
Expenses net of fee waivers, if any	.15%F	.13%F
Expenses net of all reductions	.15%F	.13%F
Net investment income (loss)	.01%F	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,238,787	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Distributions from net realized gain	–	–
Total distributionsB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.73%F	.74%F
Expenses net of fee waivers, if any	.15%F	.13%F
Expenses net of all reductions	.15%F	.13%F
Net investment income (loss)	- %F,G	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$777,991	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.15%E	.11%	.11%	.19%	.16%	.26%
Expenses net of all reductions	.15%E	.11%	.11%	.19%	.16%	.26%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$19,698,882	$16,461,419	$15,286,372	$10,919,067	$2,826,285	$583,462

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Net realized and unrealized gain (loss)B	–	–
Total from investment operationsB	–	–
Distributions from net investment incomeB	–	–
Distributions from net realized gain	–	–
Total distributionsB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%F
Expenses net of fee waivers, if any	.16%F	.14%F
Expenses net of all reductions	.16%F	.14%F
Net investment income (loss)	- %F,G	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$6,283	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Fidelity Government Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–

Tax cost	$21,856,925,160

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Funds' financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$1,506,592	$10,210
Daily Money Class	–%	.25%	443,911	5,877
			$1,950,503	$16,087

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	602,709.20
Daily Money Class	355,128.20
Fidelity Government Money Market Fund	12,524,513.14
Premium Class	1,267.10
	$13,483,617

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$82,269
Daily Money Class	.70%	47,182
Premium Class	.32%	598
		$130,049

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Government Money Market Fund
Capital Reserves Class	$2,404,250
Daily Money Class	971,421
Fidelity Government Money Market Fund	23,968,064
Premium Class	2,091

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $69.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015(a)
From net investment income
Capital Reserves Class	$30,523	$13
Daily Money Class	17,879	8
Fidelity Government Money Market Fund	887,065	1,563,119
Premium Class	127	2
Total	$935,594	$1,563,142

 (a) Distributions for Capital Reserves Class, Daily Money Class and Premium Class are for the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended October 31, 2015	Year ended April 30, 2015(a)
Capital Reserves Class
Shares sold	3,501,883,520	19,789,899
Issued in exchange for the shares of Government Fund	44,192,928	–
Reinvestment of distributions	13,387	10
Shares redeemed	(2,323,125,434)	(3,963,359)
Net increase (decrease)	1,222,964,401	15,826,550
Daily Money Class
Shares sold	2,111,270,580	11,907,448
Issued in exchange for the shares of Government Fund	4,146,094	–
Reinvestment of distributions	12,135	6
Shares redeemed	(1,345,894,387)	(3,458,241)
Net increase (decrease)	769,534,422	8,449,213
Fidelity Government Money Market Fund
Shares sold	24,198,664,252	39,687,229,337
Reinvestment of distributions	828,174	1,496,725
Shares redeemed	(20,962,027,720)	(38,513,704,180)
Net increase (decrease)	3,237,464,706	1,175,021,882
Premium Class
Shares sold	7,191,140	486,000
Reinvestment of distributions	113	1
Shares redeemed	(1,394,869)	–
Net increase (decrease)	5,796,384	486,001

 (a) Share transactions for Capital Reserves Class, Daily Money Class and Premium Class are for the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Reorganization.

Subsequent to period end, on November 13, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Prime Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Prime Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Prime Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Prime Fund's net assets of $15,585,833,694, including securities of $15,609,871,528, were combined with the Fund's net assets of $22,216,226,740 for total net assets after the reorganization of $37,802,060,434.

Subsequent to period end, on November 20, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity U.S. Government Reserves Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of Premium class of the Fund for corresponding shares then outstanding of Fidelity U.S. Government Reserves Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Fidelity U.S. Government Reserves Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity U.S. Government Reserves Fund's net assets of $1,924,136,849, including securities of $1,924,056,405, were combined with the Fund's net assets of $39,668,226,088 for total net assets after the reorganization of $41,592,362,937.

9. Merger Information.

On May 15, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Government Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The reorganization was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Government Fund at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Government Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Government Fund's net assets of $48,338,877, including securities of $48,366,096 were combined with the Fund's net assets of $16,623,004,431 for total net assets after the acquisition of $16,671,343,308.

Pro forma results of operations of the combined entity for the entire period ended October 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$902,450
Total net realized gain (loss)	(76)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$902,374

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since May 15, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Capital Reserves Class	.15%
Actual		$1,000.00	$1,000.10	$.75
Hypothetical-C		$1,000.00	$1,024.38	$.76
Daily Money Class	.15%
Actual		$1,000.00	$1,000.10	$.75
Hypothetical-C		$1,000.00	$1,024.38	$.76
Fidelity Government Money Market Fund	.15%
Actual		$1,000.00	$1,000.10	$.75
Hypothetical-C		$1,000.00	$1,024.38	$.76
Premium Class	.16%
Actual		$1,000.00	$1,000.10	$.80
Hypothetical-C		$1,000.00	$1,024.33	$.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee (in effect through January 31, 2015). In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's amended and restated management contract, effective February 1, 2015.

Fidelity Government Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that, on January 14, 2015, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee from 0.42% to 0.25%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement (in effect through January 31, 2015). The Board also noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's amended and restated management contract, effective February 1, 2015. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the fund's total expense ratio ranked below its competitive median for 2014. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances.

The Board considered that the current contractual arrangements for the fund limit the total expenses, with certain exceptions, of the retail class to 0.42%. The total expenses payable by the retail class under the contractual arrangements may not be increased without the approval of the Board and the shareholders of the retail class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	16,379,546,143.87	93.763
Withheld	1,089,681,376.29	6.237
TOTAL	17,469,227,520.16	100.000
John Engler
Affirmative	16,266,888,141.85	93.118
Withheld	1,202,339,378.31	6.882
TOTAL	17,469,227,520.16	100.000
Albert R. Gamper, Jr.
Affirmative	16,290,097,766.92	93.251
Withheld	1,179,129,753.24	6.749
TOTAL	17,469,227,520.16	100.000
Robert F. Gartland
Affirmative	16,356,917,266.07	93.633
Withheld	1,112,310,254.09	6.367
TOTAL	17,469,227,520.16	100.000
Abigail P. Johnson
Affirmative	16,335,874,646.15	93.513
Withheld	1,133,352,874.01	6.487
TOTAL	17,469,227,520.16	100.000
Arthur E. Johnson
Affirmative	16,271,134,012.92	93.142
Withheld	1,198,093,507.24	6.858
TOTAL	17,469,227,520.16	100.000
Michael E. Kenneally
Affirmative	16,383,190,064.33	93.784
Withheld	1,086,037,455.83	6.216
TOTAL	17,469,227,520.16	100.000
James H. Keyes
Affirmative	16,262,382,009.65	93.092
Withheld	1,206,845,510.51	6.908
TOTAL	17,469,227,520.16	100.000
Marie L. Knowles
Affirmative	16,336,628,302.70	93.517
Withheld	1,132,599,217.46	6.483
TOTAL	17,469,227,520.16	100.000
Geoffrey A. von Kuhn
Affirmative	16,316,731,879.79	93.403
Withheld	1,152,495,640.37	6.597
TOTAL	17,469,227,520.16	100.000
Denotes trust wide proposal and voting results.

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Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Semi-Annual Report October 31, 2015

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/15	% of fund's investments 4/30/15	% of fund's investments 10/31/14
1 - 7	40.2	38.1	36.1
8 - 30	31.5	17.1	25.0
31 - 60	12.7	16.9	11.1
61 - 90	7.7	14.9	6.6
91 - 180	7.9	11.7	16.0
> 180	0.0	1.3	5.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	10/31/15	4/30/15	10/31/14
Fidelity Money Market Fund	28 Days	39 Days	50 Days
All Taxable Money Market Funds Average(a)	38 Days	41 Days	47 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	10/31/15	4/30/15	10/31/14
Fidelity Money Market Fund	63 Days	71 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of October 31, 2015
Certificates of Deposit	50.7%
Commercial Paper	25.3%
Variable Rate Demand Notes (VRDNs)	3.1%
Other Notes	1.5%
Other Instruments	6.8%
Repurchase Agreements	13.0%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2015
Certificates of Deposit	59.8%
Commercial Paper	16.6%
Variable Rate Demand Notes (VRDNs)	0.5%
Other Notes	1.8%
Government Agency Debt	1.5%
Other Instruments	3.5%
Repurchase Agreements	16.2%
Net Other Assets (Liabilities)	0.1%

Current And Historical 7-Day Yields

	10/31/15	7/31/15	4/30/15	1/31/15	10/31/14
Fidelity® Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%
Premium Class	0.06%	0.02%	0.01%	N/A	N/A

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2015, the most recent period shown in the table, would have been -0.06% for Fidelity Money Market Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 50.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.0%
BMO Harris Bank NA
2/16/16	0.38 (b)%	$12,000	$12,000
State Street Bank & Trust Co.
2/12/16	0.37 (b)	19,000	19,000
Wells Fargo Bank NA
12/23/15 to 4/6/16	0.31 to 0.40 (b)	82,000	82,000
			113,000
London Branch, Eurodollar, Foreign Banks - 2.3%
ABN AMRO Bank NV
11/12/15	0.35	24,000	23,997
Mitsubishi UFJ Trust & Banking Corp.
12/1/15 to 12/14/15	0.35	29,000	28,995
			52,992
New York Branch, Yankee Dollar, Foreign Banks - 43.4%
Bank of Montreal Chicago CD Program
11/12/15 to 6/10/16	0.31 to 0.40 (b)	40,000	40,000
Bank of Nova Scotia
1/8/16 to 5/27/16	0.32 to 0.36 (b)	75,000	75,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/4/15 to 12/17/15	0.14 to 0.36	34,000	34,000
Canadian Imperial Bank of Commerce
12/7/15 to 5/16/16	0.37 to 0.40 (b)	61,000	61,000
Credit Agricole CIB
12/7/15	0.35	18,000	18,000
Credit Industriel et Commercial
11/6/15	0.14	51,000	51,000
Credit Suisse AG
11/9/15 to 3/2/16	0.40 to 0.44 (b)	56,000	56,000
Landesbank Baden-Wuerttemberg New York Branch
11/4/15 to 11/6/15	0.18	113,130	113,130
Mizuho Corporate Bank Ltd.
11/2/15 to 2/22/16	0.15 to 0.42	94,000	94,000
Natexis Banques Populaires New York Branch
11/2/15 to 12/17/15	0.34 to 0.38	81,100	81,100
Royal Bank of Canada
12/11/15 to 3/23/16	0.36 (b)	60,000	60,000
Skandinaviska Enskilda Banken
1/7/16	0.40	14,000	14,000
Sumitomo Mitsui Banking Corp.
11/3/15 to 3/15/16	0.15 to 0.43 (b)	114,000	114,001
Sumitomo Mitsui Trust Bank Ltd.
11/4/15 to 1/5/16	0.13 to 0.41	22,000	22,000
Swedbank AB
1/6/16	0.40	18,000	18,000
Toronto-Dominion Bank
2/2/16	0.50	18,000	18,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.34 to 0.38 (b)	61,000	61,000
UBS AG
12/9/15 to 4/22/16	0.40 to 0.57 (b)	56,000	56,000
			986,231
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,152,223)			1,152,223

Financial Company Commercial Paper - 19.7%
ABN AMRO Funding U.S.A. LLC
11/2/15 to 11/30/15	0.31 to 0.33	45,000	44,995
Australia & New Zealand Banking Group Ltd.
2/26/16	0.36 (b)	50,000	50,000
BAT International Finance PLC
11/30/15 to 12/7/15	0.49 to 0.50	11,000	10,995
BNP Paribas New York Branch
12/2/15	0.35	14,000	13,996
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.36 to 0.39 (b)	80,000	80,000
Credit Agricole CIB
12/1/15	0.35	9,000	8,997
Credit Suisse AG
4/4/16	0.53	23,000	22,948
JPMorgan Securities LLC
12/4/15 to 3/7/16	0.39 to 0.41 (b)	54,000	54,000
Mitsubishi UFJ Trust & Banking Corp.
1/14/16 to 2/16/16	0.40 to 0.41	40,000	39,958
Natexis Banques Populaires New York Branch
11/4/15 to 2/1/16	0.13 to 0.40	28,000	27,976
Nationwide Building Society
11/18/15	0.40	4,000	3,999
State Street Corp.
12/15/15	0.45	9,000	8,995
Sumitomo Trust & Banking Co. Ltd.
2/16/16	0.38	23,000	22,974
Toronto Dominion Holdings (U.S.A.)
2/2/16	0.51	11,000	10,986
Toyota Motor Credit Corp.
2/22/16	0.37 (b)	46,000	46,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $446,819)			446,819

Other Commercial Paper - 5.6%
BNP Paribas Dublin Branch
11/5/15	0.13	5,000	5,000
Comcast Corp.
11/12/15	0.40	5,000	4,999
Dominion Resources, Inc.
11/2/15	0.48	3,000	3,000
Florida Power & Light Co.
11/4/15	0.16	48,000	47,999
Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38	42,000	41,988
Sempra Global
12/9/15	0.49	7,000	6,996
UnitedHealth Group, Inc.
11/3/15	0.22	17,000	17,000
TOTAL OTHER COMMERCIAL PAPER
(Cost $126,982)			126,982

Other Note - 1.5%
Medium-Term Notes - 1.5%
Dominion Resources, Inc.
11/20/15	0.39 (b)(c)	7,000	7,000
Svenska Handelsbanken AB
2/26/16 to 4/15/16	0.37 to 0.38 (b)(c)	26,000	26,000
TOTAL OTHER NOTE
(Cost $33,000)			33,000

Variable Rate Demand Note - 3.1%
Delaware - 3.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/6/15
(Cost $70,100)	0.19 (b)	70,100	70,100

Other Instrument - 6.8%
Time Deposits - 6.8%
Barclays Bank PLC
11/2/15	0.16	67,000	67,000
Credit Agricole CIB
11/2/15	0.09	87,000	87,000
TOTAL OTHER INSTRUMENT
(Cost $154,000)			154,000

Government Agency Repurchase Agreement - 4.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.1% dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #	$91,267	$91,266
With Mizuho Securities U.S.A., Inc. at 0.25%, dated 8/14/15 due 11/6/15 (Collateralized by U.S. Treasury Obligations valued at $7,214,024, 1.38%, 7/15/18)	7,004	7,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $98,266)		98,266

Other Repurchase Agreement - 8.7%
Other Repurchase Agreement - 8.7%
With:
Citigroup Global Markets, Inc. at 1.3%, dated:
9/8/15 due 3/3/16 (Collateralized by Mortgage Loan Obligations valued at $7,575,015, 5.53% - 6.35%, 11/25/36 - 3/10/39)	7,051	7,000
9/8/15 due 3/3/16 (Collateralized by Mortgage Loan Obligations valued at $8,657,160, 6.35%, 11/25/36)	8,061	8,000
Credit Suisse Securities (U.S.A.) LLC at:
0.87%, dated 6/8/15 due 12/7/15 (Collateralized by U.S. Treasury Obligations valued at $9,305,603, 0.38%, 7/15/23)	9,040	9,000
0.95%, dated 8/20/15 due 1/25/16 (Collateralized by U.S. Treasury Obligations valued at $5,161,938, 0.38%, 7/15/23)	5,021	5,000
J.P. Morgan Clearing Corp. at 0.95%, dated:
8/11/15 due 1/28/16 (Collateralized by Equity Securities valued at $7,624,957)	7,033	7,000
8/18/15 due 1/28/16 (Collateralized by Equity Securities valued at $7,623,554)	7,034	7,000
9/9/15 due 1/28/16 (Collateralized by Equity Securities valued at $5,442,241)	5,024	5,000
J.P. Morgan Securities, LLC at:
0.24%, dated 10/28/15 due 11/4/15 (Collateralized by U.S. Government Obligations valued at $8,240,175, 4.30% - 6.53%, 10/25/39 - 11/25/42)	8,000	8,000
0.95%, dated:
8/7/15 due 1/28/16 (Collateralized by Mortgage Loan Obligations valued at $9,745,478, 4.37%, 9/15/37)	9,043	9,000
8/11/15 due 1/28/16 (Collateralized by Equity Securities valued at $8,714,485)	8,038	8,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.26%, dated 10/29/15 due 11/5/15 (Collateralized by U.S. Government Obligations valued at $11,330,328, 0.00% - 6.36%, 9/25/42 - 8/20/65)	11,001	11,000
0.55%, dated 10/30/15 due 11/2/15 (Collateralized by Mortgage Loan Obligations valued at $10,800,495, 0.39%, 12/19/36)	10,000	10,000
1%, dated 8/21/15 due 12/23/15 (Collateralized by Mortgage Loan Obligations valued at $12,986,280, 0.39%, 12/19/36)	12,041	12,000
1.05%, dated 9/25/15 due 1/26/16 (Collateralized by Mortgage Loan Obligations valued at $12,974,364, 0.39%, 12/19/36)	12,043	12,000
1.1%, dated:
10/14/15 due 2/16/16 (Collateralized by Mortgage Loan Obligations valued at $7,564,389, 0.39%, 12/19/36)	7,027	7,000
10/23/15 due 1/21/16 (Collateralized by Corporate Obligations valued at $1,080,577, 2.00%, 12/15/37)	1,003	1,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated 10/21/15 due 11/6/15 (Collateralized by Equity Securities valued at $3,240,291)	3,000	3,000
0.26%, dated 10/21/15 due 11/6/15 (Collateralized by Equity Securities valued at $3,239,969)	3,001	3,000
0.26%, dated 10/21/15 due 11/6/15 (Collateralized by Equity Securities valued at $2,160,189)	2,000	2,000
1.05%, dated 9/29/15 due 12/29/15 (Collateralized by Corporate Obligations valued at $3,243,214, 1.50% - 5.00%, 6/01/18 - 8/15/44)	3,008	3,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
10/19/15 due 11/2/15 (Collateralized by Equity Securities valued at $2,160,290)	2,000	2,000
10/20/15 due 11/3/15 (Collateralized by Equity Securities valued at $2,160,282)	2,000	2,000
10/21/15 due 11/4/15 (Collateralized by Equity Securities valued at $2,160,235)	2,000	2,000
10/30/15 due 11/6/15 (Collateralized by Equity Securities valued at $2,160,070)	2,000	2,000
0.52%, dated 10/30/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $1,030,045, 5.58%, 6/25/40)	1,000	1,000
0.91%, dated 8/3/15 due 11/3/15 (Collateralized by Mortgage Loan Obligations valued at $1,082,485, 5.38%, 1/18/46)	1,002	1,000
1.25%, dated 9/2/15 due 1/4/16 (Collateralized by Mortgage Loan Obligations valued at $10,822,875, 5.75% - 5.79%, 9/11/38 - 3/17/49)	10,043	10,000
RBC Capital Markets Co. at:
0.27%, dated 10/19/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $3,088,692, 0.00% - 11.48%, 6/01/18 - 9/01/45)	3,001	3,000
0.3%, dated 9/23/15 due 11/6/15 (Collateralized by U.S. Government Obligations valued at $3,084,390, 0.00% - 7.69%, 7/15/31 - 9/01/45)	3,002	3,000
0.42%, dated 9/29/15 due 11/6/15 (Collateralized by Municipal Bond Obligations valued at $4,205,843, 0.00% - 7.55%, 6/01/24 - 12/01/42)	4,004	4,000
SG Americas Securities, LLC at:
0.36%, dated 10/29/15 due 11/5/15 (Collateralized by Equity Securities valued at $2,160,094)	2,000	2,000
0.4%, dated 10/30/15 due 11/6/15 (Collateralized by Corporate Obligations valued at $2,158,257, 1.30% - 10.75%, 3/15/16 - 6/15/88)	2,000	2,000
0.46%, dated 10/29/15 due 11/5/15 (Collateralized by Corporate Obligations valued at $2,121,776, 0.95% - 10.75%, 5/01/16 - 6/15/88)	2,000	2,000
0.47%, dated:
10/27/15 due 11/3/15 (Collateralized by Corporate Obligations valued at $2,158,411, 0.95% - 10.75%, 10/03/16 - 6/15/88)	2,000	2,000
10/28/15 due 11/4/15 (Collateralized by Corporate Obligations valued at $2,132,194, 0.95% - 10.75%, 5/01/16 - 6/15/88)	2,000	2,000
Wells Fargo Securities, LLC at:
0.2%, dated 10/30/15 due 11/2/15(Collateralized by Equity Securities valued at $16,200,289)	15,000	15,000
0.3%, dated 10/29/15 due 11/5/15 (Collateralized by Equity Securities valued at $2,160,087)	2,000	2,000
0.95%, dated 9/11/15 due 1/11/16 (Collateralized by Equity Securities valued at $3,244,458)	3,010	3,000
1.1%, dated 10/27/15 due 1/25/16 (Collateralized by Equity Securities valued at $1,080,425)	1,003	1,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $198,000)

TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $2,279,390)		2,279,390
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,705)
NET ASSETS - 100%		$2,270,685

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,000,000 or 1.5% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$91,266,000 due 11/02/15 at 0.10%
BNP Paribas Securities Corp.	$26,328
BNY Mellon Capital Markets LLC	8,933
Bank of America NA	27,570
Bank of Nova Scotia	371
Credit Agricole CIB New York Branch	8,851
HSBC Securities (USA), Inc.	2,034
Mizuho Securities USA, Inc.	17,179
$91,266

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $296,266) — See accompanying schedule: Unaffiliated issuers (cost $2,279,390)		$2,279,390
Cash		1
Receivable for fund shares sold		3,148
Interest receivable		703
Prepaid expenses		6
Other receivables		147
Total assets		2,283,395
Liabilities
Payable for fund shares redeemed	$11,663
Distributions payable	1
Accrued management fee	472
Other affiliated payables	351
Other payables and accrued expenses	223
Total liabilities		12,710
Net Assets		$2,270,685
Net Assets consist of:
Paid in capital		$2,270,720
Distributions in excess of net investment income		(86)
Accumulated undistributed net realized gain (loss) on investments		51
Net Assets		$2,270,685
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($2,237,544 ÷ 2,236,503 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($33,141 ÷ 33,140 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Interest		$3,780
Expenses
Management fee	$2,877
Transfer agent fees	1,700
Accounting fees and expenses	109
Custodian fees and expenses	25
Independent trustees' compensation	5
Registration fees	69
Audit	25
Legal	1
Miscellaneous	45
Total expenses before reductions	4,856
Expense reductions	(1,196)	3,660
Net investment income (loss)		120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		22
Total net realized gain (loss)		22
Net increase in net assets resulting from operations		$142

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120	$248
Net realized gain (loss)	22	75
Net increase in net assets resulting from operations	142	323
Distributions to shareholders from net investment income	(119)	(249)
Share transactions - net increase (decrease)	(45,738)	(284,925)
Total increase (decrease) in net assets	(45,715)	(284,851)
Net Assets
Beginning of period	2,316,400	2,601,251
End of period (including distributions in excess of net investment income of $86 and distributions in excess of net investment income of $87, respectively)	$2,270,685	$2,316,400

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	–	–	–	–	–A
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.32%E	.26%	.25%	.36%	.37%	.41%
Expenses net of all reductions	.32%E	.26%	.25%	.36%	.37%	.41%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.03%
Supplemental Data
Net assets, end of period (in millions)	$2,238	$2,316	$2,601	$2,896	$3,388	$4,197

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–
Distributions from net investment incomeB	–	–
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%F
Expenses net of fee waivers, if any	.30%F	.28%F
Expenses net of all reductions	.30%F	.28%F
Net investment income (loss)	.03%F	.01%F
Supplemental Data
Net assets, end of period (in millions)	$33	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$2,279,390

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$1,693.15
Premium Class	7.10
	$1,700

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$19,731.38%

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium class to the extent annual operating expenses exceeded .30% of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced Premium Class' expenses by $5.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Money Market Fund	$1,191
Premium Class	– (a)
$1,191

 (a) Amount represents less than $500.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015(a)
From net investment income
Fidelity Money Market Fund	$116	$249
Premium Class	3	–(b)
Total	$119	$249

 (a) Distributions for Premium Class are for the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 (b) Amount represents less than $500.

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between funds:

	Six months ended October 31, 2015	Year ended April 30, 2015(a)
Fidelity Money Market Fund
Shares sold	$500,335	1,037,698
Reinvestment of distributions	110	236
Shares redeemed	(578,552)	(1,323,630)
Net increase (decrease)	(78,107)	(285,696)
Premium Class
Shares sold	47,815	771
Reinvestment of distributions	3	–
Shares redeemed	(15,449)	–
Net increase (decrease)	32,369	771

 (a) Share transactions for Premium Class are for the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Reorganization.

Subsequent to period end, on November 6, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Money Market Portfolio pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). The reorganization was accomplished by an exchange of shares of Premium Class of the Fund for shares then outstanding of Money Market Portfolio at a net asset value of $1.00 on the reorganization date. The reorganization provides shareholders of Money Market Portfolio access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Money Market Portfolio's net assets of $3,406,108, including securities of $3,406,017, were combined with the Fund's net assets of $2,279,520 for total net assets after the reorganization of $5,685,628.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Fidelity Money Market Fund	.32%
Actual		$1,000.00	$1,000.10	$1.61
Hypothetical-C		$1,000.00	$1,023.53	$1.63
Premium Class	.30%
Actual		$1,000.00	$1,000.10	$1.51
Hypothetical-C		$1,000.00	$1,023.63	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee (in effect through January 31, 2015). In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's amended and restated management contract, effective February 1, 2015.

Fidelity Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that, on January 14, 2015, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee from 0.42% to 0.25%.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement (in effect through January 31, 2015). The Board also noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's amended and restated management contract, effective February 1, 2015. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered the total expense ratio of the fund, after the effect of the contractual expense cap arrangements discussed below. The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield, and also noted that Fidelity may recover a portion of waived fees under certain circumstances. The fund's total expense ratio ranked above the median for 2014, as it did for 2013 and 2012, because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be, and that excluding fee waivers the fund ranked below the median.

The Board considered that the current contractual arrangements for the fund limit the total expenses, with certain exceptions, of the retail class to 0.42%. The total expenses payable by the retail class under the contractual arrangements may not be increased without the approval of the Board and the shareholders of the retail class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of the fund's shareholders was held on November 18, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# ofVotes	% ofVotes
Elizabeth S. Acton
Affirmative	16,379,546,143.87	93.763
Withheld	1,089,681,376.29	6.237
TOTAL	17,469,227,520.16	100.000
John Engler
Affirmative	16,266,888,141.85	93.118
Withheld	1,202,339,378.31	6.882
TOTAL	17,469,227,520.16	100.000
Albert R. Gamper, Jr.
Affirmative	16,290,097,766.92	93.251
Withheld	1,179,129,753.24	6.749
TOTAL	17,469,227,520.16	100.000
Robert F. Gartland
Affirmative	16,356,917,266.07	93.633
Withheld	1,112,310,254.09	6.367
TOTAL	17,469,227,520.16	100.000
Abigail P. Johnson
Affirmative	16,335,874,646.15	93.513
Withheld	1,133,352,874.01	6.487
TOTAL	17,469,227,520.16	100.000
Arthur E. Johnson
Affirmative	16,271,134,012.92	93.142
Withheld	1,198,093,507.24	6.858
TOTAL	17,469,227,520.16	100.000
Michael E. Kenneally
Affirmative	16,383,190,064.33	93.784
Withheld	1,086,037,455.83	6.216
TOTAL	17,469,227,520.16	100.000
James H. Keyes
Affirmative	16,262,382,009.65	93.092
Withheld	1,206,845,510.51	6.908
TOTAL	17,469,227,520.16	100.000
Marie L. Knowles
Affirmative	16,336,628,302.70	93.517
Withheld	1,132,599,217.46	6.483
TOTAL	17,469,227,520.16	100.000
Geoffrey A. von Kuhn
Affirmative	16,316,731,879.79	93.403
Withheld	1,152,495,640.37	6.597
TOTAL	17,469,227,520.16	100.000
Denotes trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPM-SANN-1215
1.538241.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 24, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 24, 2015